Note 8 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 50,474	$ 36,915
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 30,681	$ 21,298